Revenue and Geography Information (Details) - Schedule of Revenue and Geography Information - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Total	¥ 83,926	¥ 127,695
Feature phone [Member]
Segment Reporting Information [Line Items]
Total	48,413	61,090
Smart phone [Member]
Segment Reporting Information [Line Items]
Total	22,295	50,714
Others [Member]
Segment Reporting Information [Line Items]
Total	¥ 13,218	¥ 15,891